Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Line Items]
Total compensation		$ 673,909	$ 382,762
Swee Kheng Chua [Member]
Related Party Transactions [Line Items]
Total compensation		145,935	124,039
Sharifah Noriati Binte Said Omar [Member]
Related Party Transactions [Line Items]
Total compensation	[1]	31,938	31,187
Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Total compensation	[2]	130,259	111,937
Terence Wing Khai Yap [Member]
Related Party Transactions [Line Items]
Total compensation		246,195	74,922
Sze Yin Ong [Member]
Related Party Transactions [Line Items]
Total compensation		61,834	40,677
Jia Wei Chua [Member]
Related Party Transactions [Line Items]
Total compensation	[3]	$ 57,748

[1]	Ms. Sharifah Noriati Binte Said Omar serves as a nominee director at Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.
[2]	Ms. Ping Ping Lim is a senior manager in the Company. She is the spouse of Swee Kheng Chua and an authorizer for several banks, in Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.
[3]	Mr. Jia Wei Chua, Swee Kheng Chua’s child is the keyman of Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary. He is one of the key management in Concorde Security Pte Ltd.